Digital assets	12 Months Ended
Jun. 30, 2026
Intangible Asset, Goodwill and Other [Abstract]
Digital assets

4. Digital assets

The table below summarizes the digital assets shown on the Company’s consolidated balance sheets as of June 30, 2026:

Digital assets	Quantity	Cost Basis	Carrying Value	Unrealized gain (loss) on digital assets
Stablecoins – Frax USD	35,380,585	$35,380,600	$35,380,600	$-
Cryptocurrencies – Solana	12,762	$2,462,194	$928,733	$(1,533,461)
Cryptocurrencies – Pump	216,849,817	$1,587,762	$302,072	$(1,285,690)
Total	252,243,164	$39,430,556	$36,611,405	$(2,819,151)

The table below shows the quoted prices for each digital asset on the active exchange as of June 30, 2026:

Digital assets	Market Price
Stablecoins – Frax USD	$1
Cryptocurrencies – Solana	$72.77
Cryptocurrencies – Pump	$0.001393

Two digital currency wallets under the custody of BitGo with fair value of $1,230,805 and $35,380,600, respectively, as of June 30, 2026, were held as collateral for the Series A and Series D convertible notes   issued, which totaled $36,611,405.

During the year, the Company earned staking rewards of US$94,633 (2025: Nil), which were recognized in profit or loss under other income. The rewards were received in the form of digital assets and measured at their fair value on the date control of the assets was obtained.